Subordinated debt (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net Movement Of Subordinated Debt [Abstract]
Opening balance on December 31	R$ 53,643,444	R$ 50,179,401
Issuance	0	10,890,606
Interest	3,708,924	3,517,067
Settlement and interest payments	(8,593,243)	(12,941,124)
Exchange variation	554,383	1,997,494
Closing balance on December 31	R$ 49,313,508	R$ 53,643,444